Consolidated Statements of Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Income Statement [Abstract]
Research and development expenses	¥ (518,021)	$ (81,249)	¥ (150,932)	¥ (106,414)
Administrative expenses	(122,445)	(19,205)	(47,720)	(9,713)
Other income	18,996	2,979	6,989	2,836
Other gains/(losses)-net	(9,966)	(1,563)	(6,100)	3,050
Operating loss	(631,400)	(99,038)	(197,763)	(110,241)
Finance income	622	98	717	1,066
Finance cost	(44)	(7)	(2,893)	(53)
Finance income/(cost)-net	578	91	(2,176)	1,013
Fair value loss of financial instruments with preferred rights	(674,269)	(105,756)	(579,286)	(59,397)
Loss before income tax	(1,305,127)	(204,703)	(779,225)	(168,625)
Income tax expense	(1,697)	(266)
Net loss	(1,306,824)	(204,969)	(779,225)	(168,625)
Loss attributable to:
Owners of the Company	¥ (1,306,824)	$ (204,969)	¥ (779,225)	¥ (168,625)
Loss per share
Basic and diluted | (per share)	¥ (25.0)	$ (3.9)	¥ (45.6)	¥ (10.0)